Annual Total Returns - Voya Russell Small Cap Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya Russell Small Cap Index Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(3.92%)
2012	16.04%
2013	38.75%
2014	4.93%
2015	(4.55%)
2016	21.11%
2017	14.27%
2018	(10.98%)
2019	25.49%
2020	19.49%